UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: ______________ Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001176320
Central Index Key Number of sponsor: N/A

Sequoia Mortgage Trust 2026-5
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A
Central Index Key Number of underwriter (if applicable): N/A

Ashley Templeton, (303) 376-3688
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see Exhibits 99.1 through 99.17 for the related information. In addition, please see Exhibit 99.18 for a list of Redacted Loan IDs relating to mortgage loans for which the findings and conclusions contained in Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.10, 99.11, 99.12, 99.13, 99.14 and 99.15 should be disregarded, as they related to mortgage loans which are being excluded from a securitization transaction contemplated by Sequoia Mortgage Trust 2026-5. For the avoidance of doubt, all mortgage loans included in Exhibits 99.8, 99.9, 99.16 and 99.17 shall be included in the securitization transaction contemplated by Sequoia Mortgage Trust 2026-5.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: April 2, 2026

SEQUOIA RESIDENTIAL FUNDING, INC.
(Depositor)

By:	/s/ Jeremy Strom
	Name:	Jeremy Strom
	Title:	Authorized Officer

EXHIBIT INDEX

Exhibit Number

99.1	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report
99.2	Clayton Loan Level Tape Compare Upload
99.3	Clayton Rating Agency ATR QM Data Fields
99.4	Clayton ATR QM Upload
99.5	Clayton Valuations Summary
99.6	Clayton Conditions Report
99.7	Clayton Waived Conditions Summary
99.8	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary
99.9	AMC Loan Securitization Report Set
99.10	Consolidated Analytics, Inc (“Consolidated Analytics”) Executive Summary
99.11	Consolidated Analytics Due Diligence Standard Report
99.12	Consolidated Analytics Rating Agency Grades Summary Report
99.13	Consolidated Analytics Valuations Report
99.14	Consolidated Analytics Data Compare Report
99.15	Consolidated Analytics Supplemental Report
99.16	Opus Executive Summary
99.17	Opus Securitization Cumulative Report
99.18	Mortgage Loans Excluded from Securitization Transaction